CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Net Income (Loss)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
General & Administrative
Consulting	30,000	35,845	90,000	2,609,345	3,765,231
Impairment loss	0	0	0	0	2,099,000
Administrative fees	0	0	0	0	130,000
Marketing	0	0	64,155	0	129,155
Professional fees	15,000	13,420	29,500	45,780	110,296
Officer salaries	0	0	0	26,654	57,414
Rent	0	0	0	0	9,000
General and administrative	7,938	29,648	23,132	77,999	115,605
Total Expenses	52,938	78,913	206,787	2,759,778	6,415,701
Loss from operations	(52,938)	(78,913)	(206,787)	(2,759,778)	(6,415,701)
Other income (expense)
Interest, net	(31,405)	(26,491)	0	0	0
Income (loss) before income taxes	(84,343)	(105,404)	(386,034)	(2,860,617)	(6,717,052)
Income taxes	0	0	0	0	0
Net income (loss)	$ (84,343)	$ (105,404)	$ (386,034)	$ (2,860,617)	$ (6,717,052)
Earnings Per Share:
Net loss per common share (basic and diluted)	$ 0.00	$ (0.01)	$ 0.00	$ (0.31)
Weighted average number of common shares outstanding
Weighted average number of shares outstanding during the period - basic and diluted	80,603,239	9,139,543	80,603,239	9,139,543	80,603,239